Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs - Comprehensive Income ( (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Net revenues	$ 45,477,926	$ 42,622,650	$ 83,057,896
Net loss	(19,950,120)	(36,736,553)	(1,678,813)
VIEs
Variable Interest Entity [Line Items]
Net revenues	24,747,244	19,556,988	71,559,226
Net loss	$ (10,013,159)	$ (35,738,587)	$ (1,815,389)